Basis of Preparation (Details 2) - USD ($)	Jan. 02, 2019	Dec. 31, 2018
Basis Of Preparation [Abstract]
Operating lease commitments as at 31 December 2018		$ 1,994,122
Weighted average incremental borrowing rate as at 1 January 2019	4.30%
Discounted operating lease commitments at 1 January 2019	$ 1,715,606